Investment Strategy - Macquarie Tax-Free USA Short Term ETF	Mar. 25, 2025
Prospectus [Line Items]
Strategy [Heading]	What are the Fund’s principal investment strategies?
Strategy Narrative [Text Block]

Under normal circumstances, Macquarie Tax-Free USA Short Term ETF will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities the income from which is exempt from federal income tax, including the federal alternative minimum tax. This is a fundamental investment policy that may not be changed without prior shareholder approval.

The Fund will invest primarily in municipal debt obligations that are issued by state and local governments to raise funds for various public purposes such as hospitals, schools, and general capital expenses. The Fund will invest its assets in securities with short durations until maturity and will typically have a dollar-weighted average effective maturity of between 1 and 5 years. Duration measures a bond’s sensitivity to interest rates by indicating the approximate change in a bond or bond fund’s price given a 1% change in interest rates. Bonds and other fixed income securities with longer maturities or duration generally are more sensitive to interest rate change. For example, if the Fund holds a portfolio of securities with an effective duration of five years and interest rates rise 1%, the principal value of such securities could be expected to decrease by approximately 5%. Delaware Management Company, the Fund’s investment adviser (Manager) will adjust the average maturity of the bonds in the Fund’s portfolio to attempt to provide a high level of tax-exempt income consistent with preservation of capital.

The Manager analyzes economic and market conditions, seeking to identify the securities or market sectors that it thinks are the best investments for the Fund. The following is a general description of the investment strategies used to manage the Fund and a list of securities in which the Fund may invest.

The Fund will generally invest in debt obligations issued by state and local governments and their political subdivisions, agencies, authorities, and instrumentalities that are exempt from federal income tax. The Fund may also invest in debt obligations issued by or for the District of Columbia, and the political subdivisions, agencies, authorities, and instrumentalities or territories and possessions (such as the Commonwealth of Puerto Rico, Guam, and the US Virgin Islands) of the United States that are exempt from federal income tax. The types of municipal debt obligations in which the Fund may invest include, but are not limited to, advance refunded bonds, revenue bonds, general obligation bonds, insured municipal bonds, private activity bonds, municipal leases, and certificates of participation.

The Fund will generally invest in securities for income rather than seeking capital appreciation through active trading. However, the Manager may sell securities for a variety of reasons such as: to reinvest the proceeds in higher yielding securities; to eliminate investments not consistent with the preservation of capital; to honor redemption requests; or to address a weakening credit situation. As a result, the Fund may realize capital gains that could be taxable to shareholders or they may realize losses.

The Fund may invest up to 20% of its net assets in high yield municipal securities (junk bonds), which are rated less than BBB- by S&P or comparably rated by other Nationally Recognized Statistical Ratings Organizations or if unrated, determined to be of comparable quality by the Manager. The Fund’s income level will vary depending on current interest rates and the specific securities in the portfolio. While the Fund will invest primarily in securities whose income is exempt from the federal alternative minimum tax (the “Federal AMT”) for certain non-corporate shareholders, the Fund may invest to a limited extent in securities whose income is subject to the Federal AMT.

The Fund’s investment objective is non-fundamental. This means that the Fund’s Board of Trustees (the “Board”) may change the objective without obtaining shareholder approval. If the objective were changed, the Fund would notify shareholders at least 60 days before the change became effective.

Strategy Portfolio Concentration [Text]	Under normal circumstances, Macquarie Tax-Free USA Short Term ETF will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities the income from which is exempt from federal income tax, including the federal alternative minimum tax. This is a fundamental investment policy that may not be changed without prior shareholder approval.